Trade receivables and others	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables and others	Trade receivables and others

(in thousands of euro)	June 30, 2022	December 31, 2021

Other receivables	78	814
Research tax credit(1)	31,309	10,310
Other tax credits	333	333
Prepaid expenses	3,688	2,582
VAT refund	1,545	1,170
Trade account receivables (2)	8,565	846
Prepayments made to suppliers	2,929	2,364
Receivables and others	48,447	18,420
Research tax credit(1)	13,084	29,821
Receivables and others - non-current	13,084	29,821
Trade receivables and others	61,531	48,241

(1) The Research tax credit is recognized as other operating income in the year to which the eligible research expenditure relates. The amount of €13,084 thousand recognized in non-current receivables corresponds to the CIR for the 2020 tax year following the fact that the Company no longer meets the eligibility criteria for the SME status as of December 31, 2019. As of December 31, 2020 and 2021 respectively, the Company has ensured that the eligibility criteria for the SME status are met again. The Company is therefore eligible for the early repayment by the French treasury during the fiscal year 2022 of the 2021 Research Tax Credit for an amount of €10,302 thousand. This amount has not yet been received by the Company as of June 30, 2022 and is classified as current receivable in the same way as the CIR for the 2019 tax year, for an amount of €16,737 thousand, and the first half of 2022 for an amount of €4,270 thousand.

(2) As of June 30,2022, this amount includes a receivable of €4,676 thousand linked to the IPH5201 collaboration and license option agreement. This receivable follows the signature on June 1, 2022 of an amendment to the initial contract signed in October 2018. This amendment formalizes the terms of the collaboration following AstraZeneca's decision to advance IPH5201 to a Phase 2 study. This amount was paid to the Company in August 2022. In addition, there is a receivable of €3,000 thousand linked to the collaboration and licensing agreement signed with Sanofi in January 2016. This receivable resulted from the decision taken by Sanofi to advance IPH6401/SAR'514 towards regulatory preclinical studies for the study of a new investigational drug. This payment was received by the Company in January 2021.
The net book value of the receivables is considered to be a reasonable approximation of their estimated fair value. Trade receivables and others have payment terms of less than one year. No valuation allowance was recognized on trade receivables and others as the credit risk of each debtor was considered as not significant.